Remittance Dates:
July 21, 2016 through August 19, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2015 through October 28, 2016
		Remittance Dates:	July 21, 2016 through August 19, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00585	per kWh	$3,897,604.1	$3,879,967.45
2	Small General Service	$0.00680	per kWh	$228,183.13	$227,857.52
3	General Service	$0.00401	per kWh	$1,327,116.24	$1,326,580.09
4	Large General Service	$0.00248	per kWh	$326,028.63	$325,973.5
5	Large Industrial Power Service	$0.17119	per kW	$192,858.48	$192,858.48
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02812	per kW	$14,734.35	$14,734.35
8	Street and Outdoor Lighting	$0.02551	per kWh	$195,232.34	$192,283.75
9	Total			$6,181,757.27	$6,160,255.14

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 6,160,255.14
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 6,160,255.14

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of August 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
August 22, 2016 through September 19, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2015 through October 28, 2016
		Remittance Dates:	August 22, 2016 through September 19, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00585	per kWh	$3,985,285.7	$3,967,252.27
2	Small General Service	$0.00680	per kWh	$232,067.25	$231,736.08
3	General Service	$0.00401	per kWh	$1,346,542.87	$1,345,998.87
4	Large General Service	$0.00248	per kWh	$330,937.49	$330,881.57
5	Large Industrial Power Service	$0.17119	per kW	$194,117.51	$194,117.51
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02812	per kW	$13,805.31	$13,805.31
8	Street and Outdoor Lighting	$0.02551	per kWh	$196,397.06	$193,430.88
9	Total			$6,299,153.19	$6,277,222.49

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 6,277,222.49
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 6,277,222.49

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of September 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title:Assistant Treasurer

Remittance Dates:
September 20, 2016 through October 19, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2015 through October 28, 2016
		Remittance Dates:	September 20, 2016 through October 19, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00585	per kWh	$3,718,146.85	$3,701,322.23
2	Small General Service	$0.00680	per kWh	$223,901.76	$223,582.28
3	General Service	$0.00401	per kWh	$1,354,355.93	$1,353,808.79
4	Large General Service	$0.00248	per kWh	$325,734.14	$325,679.1
5	Large Industrial Power Service	$0.17119	per kW	$171,769.92	$171,769.92
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02812	per kW	$10,978.52	$10,978.52
8	Street and Outdoor Lighting	$0.02551	per kWh	$196,424.93	$193,458.34
9	Total			$6,001,312.05	$5,980,599.18

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,980,599.18
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,980,599.18

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of October 2016

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
October 20, 2016 through November 18, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2016 through October 28, 2017
		Remittance Dates:	October 20, 2016 through November 18, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00585	per kWh	$3,243,651.44	$3,228,973.92
2	Small General Service	$0.00680	per kWh	$207,050.04	$206,754.58
3	General Service	$0.00401	per kWh	$1,275,332.17	$1,274,816.92
4	Large General Service	$0.00248	per kWh	$321,376.98	$321,322.67
5	Large Industrial Power Service	$0.17119	per kW	$207,236.01	$207,236.01
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02812	per kW	$16,647.38	$16,647.38
8	Street and Outdoor Lighting	$0.02551	per kWh	$197,695.59	$194,709.79
9	Total			$5,468,989.61	$5,450,461.27

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,450,461.27
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,450,461.27

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of November 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
November 21, 2016 through December 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 29, 2016 through October 28, 2017
		Remittance Dates:	November 21, 2016 through December 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00567	per kWh	$2,321,772.54	$2,311,266.54
2	Small General Service	$0.00612	per kWh	$157,328.3	$157,103.8
3	General Service	$0.00384	per kWh	$1,070,596.78	$1,070,164.28
4	Large General Service	$0.00237	per kWh	$281,270	$281,222.46
5	Large Industrial Power Service	$0.16940	per kW	$179,522.34	$179,522.34
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02258	per kW	$10,933.88	$10,933.88
8	Street and Outdoor Lighting	$0.02232	per kWh	$172,762.22	$170,152.99
9	Total			$4,194,186.06	$4,180,366.29

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,180,366.29
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,180,366.29

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 12th day of December 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
December 21, 2016 through January 20, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
		Remittance Dates:	December 21, 2016 through January 20, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00567	per kWh	$2,235,034.07	$2,224,954.08
2	Small General Service	$0.00612	per kWh	$151,416.03	$151,200.71
3	General Service	$0.00384	per kWh	$982,028	$981,632.22
4	Large General Service	$0.00237	per kWh	$262,899.17	$262,854.75
5	Large Industrial Power Service	$0.16940	per kW	$177,055.36	$177,049.69
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02258	per kW	$10,933.88	$10,933.88
8	Street and Outdoor Lighting	$0.02232	per kWh	$173,394.62	$170,784.99
9	Total			$3,992,761.13	$3,979,410.32

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,979,410.32
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,979,410.32

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of January 2017.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer